Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Number of Shares Issued and Outstanding
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022
	(shares)
Balance at beginning of fiscal year	13,667,770,520	13,581,995,120	13,581,995,120
Retirement of shares of common stock	(85,775,400)	—	(300,000,000)
Balance at end of fiscal year	13,581,995,120	13,581,995,120	13,281,995,120